Related Parties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Parties [Abstract]
Schedule of Loan Balance Outstanding

The nature and purpose of transaction amounts and outstanding balances for related parties consist of the following:

	June 30, 2024	December 31, 2023
Related party loan—Pierre Schurmann(i)	9,739	8,890
Related party loan—Aury Ronan Francisco(ii)	-	977
Total loans from related parties	9,739	9,867

(i)	Nuvini S.A. entered into three loan agreements with Pierre Schurmann as of 2023. The first agreement entered into on February 13, 2023, in the principal amount of R$3,300 with interest of 10 % per year and 100% of CDI, and with a maturity of 12 months. The second agreement entered into on July 3, 2023, in the principal amount of R$1,039 interest equivalent to 23.25% per year. The third agreement entered into on December 15, 2022, in the principal amount of R$3,200 with interest of 10 % per year and 100% of CDI. All outstanding loan balances are classified as a short-term loan.

(ii)	This loan was received on September 3, 2021, from Aury Ronan Francisco, in the amount of R$3,700. On September 29, 2021, the Group paid R$3,000 of the principal amount, with the remaining R$700 outstanding and payable within 6 months. Interest on the outstanding loan is calculated using a fixed rate of 3% per annum. As of December 31, 2023, the remaining balance of the loan remains outstanding and accruing interest. Per the terms of the agreement, once the balance is paid, the Company will also include a penalty of 2% of the total value of the loan. This loan was settled and paid by the Company as of June 30, 2024.

The loan balances outstanding for the year ended December 31, 2023, and 2022 are as follows:

	2023	2022
Related party loan—Pierre Schurmann(i)(ii)(iii)	8,890	3,232
Related party loan—Aury Ronan Francisco(iv)	977	846
Total loans from related parties	9,867	4,078

Schedule of Key Management Compensation

Key management compensation is summarized as follows:

	June 30, 2024	December 31, 2023
Short-term compensation (including salary)	47	434
Short-term employee benefits	24	72
Termination benefits	-	62
Share-based compensation	17,354	16,685
Total	17,425	17,253

Key management compensation for the years ended December 31, 2023, 2022 and 2021 is summarized as follows:

	2023	2022	2021
Short-term compensation (including salary)	434	573	2,938
Short-term employee benefits	72	76	48
Post-employment benefits	-	-	7
Termination benefits	62	-	274
Share-based compensation	16,685	9,007	1,957
Total	17,253	9,656	5,224